Cover	Mar. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 08, 2021
Entity File Number	000-51886
Entity Registrant Name	MAX SOUND CORPORATION
Entity Central Index Key	0001353499
Entity Tax Identification Number	26-3534190
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3525 Del Mar Heights Road # 802
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	800
Local Phone Number	327-6293
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable